Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Compensation to Key Management Personnel	Compensation to key management personnel was comprised of:
	2020	2019
Salaries and other short-term benefits	16	15
Share-based compensation	26	31
Post-employment benefits	2	3
Termination benefits	-	12
	44	61